Expense Example {- Fidelity® Focused Stock Fund} - 10.31 Fidelity Focused Stock Fund PRO-07 - Fidelity® Focused Stock Fund - Fidelity Focused Stock Fund-Default	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061